DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of derivative liabilities

	December 31, 2021	December 31, 2020
Exercise Price		$0.0015-0.0018
Stock Price		.0114
Risk-free interest rate		0.17%
Expected volatility		737.80
Expected life (in years)		1.00
Expected dividend yield		0
Fair Value:	$-0-	$3,156,582

Stage It Corp [Member]
Schedule of derivative liabilities

	September 30, 2021	December 31, 2020
Exercise Price	$1.19	$1.19
Stock Price	$1.59	$1.59
Risk-free interest rate	0.04%	0.10%
Expected volatility	110.45%	94.55%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$2,670,162	$2,404,981

	December 31, 2020	December 31, 2019
Exercise Price	$1.19	$1.19
Stock Price	1.59	$1.59
Risk-free interest rate	0.10%	2.54%
Expected volatility	94.55%	147.95%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$2,404,981	$2,099,025

Schedule of notes payable

	September 30, 2021	December 31, 2020
Notes payable (a)	$879,722	$179,000
Convertible notes related party-past due (b)	547,500	547,500
Convertible notes-past due (b)	315,000	315,000
Total notes payable	$1,742,422	$1,041,500

(a)	Notes payable are comprised of a note for $179,000 at 15% interest in both period that is past due, a promissory note for $250,000 at 15% interest, advances of $35,000, and $415,922 in loans under the terms of revenue factoring agreement with three different lenders at an average rate of 18%
(b)	The Company entered into several convertible promissory notes in 2013, 2014 and 2015 with several related parties (see Note 3) and third parties. These notes were issued to fund the early growth of the Company. The notes were issued at 18% interest compound annually and can only convert to common stock upon the occurrence of a qualified funding, which has not occurred